Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Grant Activity
Stock options granted and the weighted-average assumptions used in the valuation model for options granted during 2018 are as follows:

Exercise price[1]	$20.70
Grant date fair value per option	$1.66
Valuation assumptions:
Expected dividend yield[2]	3.78%
Expected volatility[3]	15.01%
Risk-free interest rate[4]	2.00%
Expected option term[5]	4.5 years

[1]	Hydro One Limited common share price on the date of the grant.

[2]	Based on dividend and Hydro One Limited common share price on the date of the grant.

[3]	Based on average daily volatility of Hydro One Limited's peer entities for a 4.5-year term.

[4]	Based on bond yield for an equivalent Canadian government bond.

[5]	Determined using the option term and the vesting period.
A summary of stock options activity during 2018 and 2017 is presented below:

Year ended December 31 (number of stock options)	2018	2017
Stock options outstanding - beginning	—	—
Granted[1]	1,450,880	—
Cancelled[2]	(500,970)	—
Stock options outstanding - ending[1]	949,910	—
[1] All stock options granted and outstanding at December 31, 2018 are non-vested.
[2] During 2018, 500,970 stock options previously awarded to the Company's former President and CEO were cancelled. The unrecognized compensation expense related to the cancelled stock options was $1 million.
A summary of share grant activity under the Share Grant Plans during years ended December 31, 2018 and 2017 is presented below:

Year ended December 31, 2018	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,737,783	$20.50
Vested and issued[1]	(473,222)	—
Forfeited	(105,122)	$20.50
Share grants outstanding - ending	4,159,439	$20.50

[1]
In 2018, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU and the Society Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2017	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	5,239,678	$20.50
Vested and issued[1]	(369,266)	—
Forfeited	(132,629)	$20.50
Share grants outstanding - ending	4,737,783	$20.50
1 In 2017, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU Share Grant Plan. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Summary of Number of DSUs
A summary of DSU awards activity under the Director' DSU Plan during the years ended December 31, 2018 and 2017 is presented below:

Year ended December 31 (number of DSUs)	2018	2017
DSUs outstanding - beginning	187,090	99,083
Granted	82,375	88,007
Settled	(222,768)	—
DSUs outstanding - ending	46,697	187,090
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2018 and 2017 is presented below:

Year ended December 31 (number of DSUs)	2018	2017
DSUs outstanding - beginning	63,760	—
Granted	40,281	64,828
Paid	—	(1,068)
DSUs outstanding - ending	104,041	63,760

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2018 and 2017 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2018	2017	2018	2017
Units outstanding - beginning	425,120	228,890	388,140	252,440
Granted	438,470	300,090	338,480	239,280
Vested and issued[1]	(123)	(609)	(104,881)	(14,079)
Forfeited	(30,967)	(103,251)	(30,649)	(89,501)
Settled	(238,030)	—	(158,310)	—
Units outstanding - ending	594,470	425,120	432,780	388,140

[1]
In 2018, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the LTIP. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.